Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2013
Fair Value Measurements [Abstract]
Schedule Of Assets Or Liabilities Measured On Recurring Basis

	Three months ending			Three months ending
	September 30, 2013			September 30, 2012
	Series C			Series C
	preferred			preferred
	embedded	Warrant		embedded	Warrant
	derivative	derivative	Total	derivative	derivative	Total
Fair value, beginning of period	$6,588	$7,527	$14,115	$7,701	$8,334	$16,035
Net unrealized (gains)
losses included in
other income (loss)	(674)	(2,000)	(2,674)	256	976	1,232
Purchases, sales, issuances
and settlements, net	0	0	0	0	0	0
Gross transfers in	0	0	0	0	0	0
Gross transfers out	0	0	0	0	0	0
Fair value, end of period	$5,914	$5,527	$11,441	$7,957	$9,310	$17,267

Changes in realized (gains)
losses, included in income
on instruments held
at end of period	$0	$0	$0	$0	$0	$0
Changes in unrealized
(gains) losses, included in
income on instruments
held at end of period	$(674)	$(2,000)	$(2,674)	$256	$976	$1,232

	Nine months ending			Nine months ending
	September 30, 2013			September 30, 2012
	Series C			Series C
	preferred			preferred
	embedded	Warrant		embedded	Warrant
	derivative	derivative	Total	derivative	derivative	Total
Fair value, beginning of period	$7,205	$8,730	$15,935	$0	$0	$0
Net unrealized (gains)
losses, included in
other income (loss)	(1,291)	(3,203)	(4,494)	882	696	1,578
Purchases, sales, issuances
and settlements, net	0	0	0	7,075	8,614	15,689
Gross transfers in	0	0	0	0	0	0
Gross transfers out	0	0	0	0	0	0
Fair value, end of period	$5,914	$5,527	$11,441	$7,957	$9,310	$17,267

Changes in realized (gains)
losses, included in income
on instruments held
at end of period	$0	$0	$0	$0	$0	$0
Changes in unrealized
(gains) losses, included in
income on instruments
held at end of period	$(1,291)	$(3,203)	$(4,494)	$882	$696	$1,578

The Carrying Value And Estimated Fair Value Of Long-Term Debt

	Carrying Value		Estimated Fair Value
	September 30,	December 31,	September 30,	December 31,
	2013	2012	2013	2012

Continuing operations	$91,342	$89,509	$92,143	$93,816
Discontinued operations	26,252	43,312	26,815	45,343
Total	$117,594	$132,821	$118,958	$139,159

Schedule Of Financial Liabilities Carried At Fair Value

	Fair Value at
	September 30, 2013	Level 1	Level 2	Level 3
Series C preferred embedded derivative	$5,914	$0	$0	$5,914
Warrant derivative	5,527	0	0	5,527
	$11,441	$0	$0	$11,441

	Fair Value at
	December 31, 2012	Level 1	Level 2	Level 3
Series C preferred embedded derivative	$7,205	$0	$0	$7,205
Warrant derivative	8,730	0	0	8,730
	$15,935	$0	$0	$15,935